EMPLOYEE BENEFITS - Schedule of defined benefit plans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS [Abstract]
Retirements payments	$ 71,296	$ 57,785
Resignation payments	7,048	11,537
Other obligations	89,083	53,296
Total liability for employee benefits	$ 167,427	$ 122,618